Fair Value Measurements (Tables)	5 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020
Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Liabilities
2020 Notes Embedded Derivative	$—	$—	$2,817	$2,817
2019 Note	—	—	3,612	3,612

	2020
	Level 1	Level 2	Level 3	Total
Liabilities
2020 Convertible Promissory Notes Embedded Derivative	$—	$—	$2,817,000	$2,817,000
2019 Convertible Promissory Notes	—	—	$3,612,035	$3,612,035

	2019
	Level 1	Level 2	Level 3	Total
Liabilities
2020 Convertible Promissory Notes Embedded Derivative	$—	$—	$—	$—
2019 Convertible Promissory Notes	—	—	$3,000,000	$3,000,000

Decarbonization Plus Acquisition Corporation Iii
Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at June 30, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

		Amount at
	Description	Fair Value	Level 1	Level 2	Level 3
June 30, 2021
Assets:
Marketable securities held in Trust Account – U.S. Treasury Securities Money Market Fund		$350,005,400	$350,005,400	$—	$—
Liabilities:
Warrant liability – Public Warrants		$29,633,334	$29,633,334	$—	$—
Warrant liability – Private Placement Warrants		$18,533,334	$—	$—	$18,533,334

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at September 30, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	Amount at
Description	Fair Value	Level 1	Level 2	Level 3
September 30, 2021
Assets:
Marketable securities held in Trust Account – U.S. Treasury Securities Money Market Fund	$350,010,686	$350,010,686	$—	$—
Liabilities:
Warrant liability – Public Warrants	$24,539,764	$24,539,764	$—	$—
Warrant liability – Private Placement Warrants	$14,889,542	$—	$—	$14,889,542

Schedule of Unobservable Inputs Used in Monte Carlo Simulation Model to Value Public Warrants at Date of Initial Public Offering and Black-Scholes Model to Measure Private Warrant Liabilities Within Level 3

The significant unobservable inputs used in the Monte Carlo simulation model to value the Public Warrants at the date of the Initial Public Offering and the Black-Scholes model to measure the Private Warrant liabilities that are categorized within Level 3 of the fair value hierarchy are as follows:

As of
June 30, 2021
Stock price	$10.37
Strike price	$11.50
Term (in years)	5.3
Volatility	32.0%
Risk-free rate	0.92%
Dividend yield	0.0%
Fair value of warrants	2.54 - 2.78

The significant unobservable inputs used in the Monte Carlo simulation model to value the Public Warrants at the date of the Initial Public Offering and the Black-Scholes model to measure the Private Placement Warrant liabilities that are categorized within Level 3 of the fair value hierarchy are as follows:

As of
September 30,
2021
Stock price	$10.05
Strike price	$11.50
Term (in years)	5.2
Volatility	28.3%
Risk-free rate	1.00%
Dividend yield	0.0%
Fair value of warrants	2.10 - 2.23

Summary of Changes in Fair Value of Level 3 Warrant Liabilities

The following table provides a summary of the changes in fair value of the Level 3 warrant liabilities:

Level 3
Private
Placement
Beginning balance as of January 29, 2021 (inception)	$—
Initial measurement at March 26, 2021	10,200,000
Change in value inputs or other assumptions	8,333,334
Fair value as of June 30, 2021	$18,533,334

The following table provides a summary of the changes in fair value of the Level 3 warrant liabilities:

Level
3 Private
Placement
Beginning balance as of January 29, 2021 (inception)	$—
Initial measurement at March 26, 2021	27,000,000
Transfer Public Warrants to Level 1	(16,800,000)
Change in value inputs or other assumptions	4,689,542
Fair value as of September 30, 2021	$14,889,542